ORIX Corporation Shareholders' Equity	12 Months Ended
Mar. 31, 2016
ORIX Corporation Shareholders' Equity

21. ORIX Corporation Shareholders’ Equity

Changes in the number of shares issued in fiscal 2014, 2015 and 2016 are as follows:

	Number of shares
	2014	2015	2016
Beginning balance	1,248,714,760	1,322,777,628	1,323,644,528
Exercise of stock options	804,300	866,900	414,300
Conversion of convertible bonds	73,258,568	0	0

Ending balance	1,322,777,628	1,323,644,528	1,324,058,828

The Japanese Companies Act (the “Act”) provides that an amount equivalent to 10% of any dividends resulting from appropriation of retained earnings be appropriated to the legal reserve until the aggregate amount of the additional paid-in capital and the legal reserve equals 25% of the issued capital. The Act also provides that both additional paid-in capital and the legal reserve are not available for dividends but may be capitalized or may be reduced by resolution of the general meeting of shareholders. However, if specified in the Company’s articles of incorporation, dividends can be declared by the Board of Directors instead of the general meeting of shareholders. In accordance with this, the Board of Directors of the Company resolved in May 2016 that a total of ¥31,141 million dividends shall be distributed to the shareholders of record as of March 31, 2016. The liability for declared dividends and related impact on total equity is accounted for in the period of such Board of Directors’ resolution.

The Act provides that at least one-half of amounts paid for new shares are included in common stock when they are issued. In conformity therewith, the Company has divided the principal amount of bonds converted into common stock and proceeds received from the issuance of common stock, including the exercise of warrants and stock acquisition rights, equally between common stock and additional paid-in capital, and set off expenses related to the issuance from the additional paid-in capital.

The amount available for dividends under the Act is calculated based on the amount recorded in the Company’s non-consolidated financial statements prepared in accordance with accounting principles generally accepted in Japan. As a result, the amount available for dividends is ¥567,647 million as of March 31, 2016.

Retained earnings at March 31, 2016 include ¥47,949 million relating to equity in undistributed earnings of the companies accounted for by the equity method.

As of March 31, 2016, the restricted net assets of certain subsidiaries, which include regulatory capital requirements mainly for banking operations and life insurance of ¥23,294 million, do not exceed 25% of consolidated net assets.